Short Term Loans (Tables)	12 Months Ended
Dec. 31, 2015
Short Term Loans [Abstract]
Schedule of short term loans and related guarantees
		December 31, 2015	December 31, 2014
	Guarantee	Balance	Balance
Bank of China, Tainan Branch	Taian Development District Taishan Venture Capital Co., Ltd, Gary Wang and Yongjie Yang	$-	$813,537
Shanghai Pudong Development Bank, Jinan Branch	Taian Hongze Investment Guarantee Co., Ltd and Gary Wang	-	1,627,075
Industrial Bank Co., Ltd., Taian Branch	Taian Development District Taishan Venture Capital Co., Ltd and Gary Wang	1,540,666	1,627,075
China Construction Bank, Yongchuan Branch	Chongqing Shuangye Financing Guarantee Co., Ltd, Taiying, Gary Wang and Yongjie Yang	-	1,301,660

Subtotal of bank loans		$1,540,666	$5,369,347